Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,458,956.51
Previously Paid Amount	1,809.83
Total Fee Amount	2,213.67
Total Offset Amount
Net Fee	$ 403.83